CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jul. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	985,000,000	985,000,000	985,000,000
Common stock, shares issued	419,258,331	105,265,299	95,265,299
Common stock, shares outstanding	419,258,331	105,265,299	95,265,299
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	10,000,000	5,000,000	10,000,000
Preferred stock, shares outstanding	10,000,000	5,000,000	10,000,000